Transactions with Directors and Other Key Management Personnel - Summary of Transactions with Directors, Other Key Management Personnel (Details) - Key Management Personnel £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) deposits loans	Dec. 31, 2021 GBP (£) loans deposits
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | loans	4	9
Number of secured loans, unsecured loans and overdrafts, net movements | loans	2	(5)
Number of secured loans, unsecured loans and overdrafts, ending balance | loans	6	4
Beginning balance	£ 27	£ 1,825
Net movements	620	(1,798)
Ending balance	£ 647	£ 27
Number of deposit, bank and instant access accounts and investments, beginning balance | deposits	16	16
Number of deposit, bank and instant access accounts and investments, net movements | deposits	0	0
Number of deposit, bank and instant access accounts and investments, ending balance | deposits	16	16
Beginning balance	£ 6,427	£ 8,063
Net movements	(3,432)	(1,636)
Ending balance	£ 2,995	£ 6,427